Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments under Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 4,092	¥ 3,896
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	201	348
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	88	93
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	3,294	3,543
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	14	16
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	613	599
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 72,908	¥ 113,108